Schedule of Investments - September 30, 2019
Hotchkis & Wiley Global Value Fund (Unaudited)

Country Breakdown* (% of net assets)
United States	52.10%
United Kingdom	17.76%
France	5.06%
Japan	5.00%
Netherlands	4.23%
Italy	4.12%
Switzerland	3.37%
Canada	2.54%
Brazil	1.78%
Sweden	1.38%
Germany	1.32%
Short-term securities and other assets in excess of liabilities	1.34%
* Based on country of risk.

	Shares
COMMON STOCKS - 98.66%	Held	Value
COMMUNICATION SERVICES - 4.61%
Media - 2.29%
Discovery, Inc. (a)	36,650	$902,323

Wireless Telecommunication Services - 2.32%
Vodafone Group PLC - ADR	46,072	917,294
TOTAL COMMUNICATION SERVICES		1,819,617

CONSUMER DISCRETIONARY - 8.38%
Auto Components - 3.05%
Adient PLC (a)	8,731	200,464
Magna International, Inc.	18,811	1,003,190
		1,203,654
Automobiles - 3.65%
Bayerische Motoren Werke AG (v)	9,397	522,029
General Motors Company	24,545	919,947
		1,441,976
Household Durables - 1.10%
Haseko Corp. (v)	37,300	436,232

Specialty Retail - 0.58%
Kingfisher PLC (v)	89,802	228,220
TOTAL CONSUMER DISCRETIONARY		3,310,082

CONSUMER STAPLES - 3.84%
Beverages - 1.90%
Heineken Holding NV (v)	5,687	565,800
PepsiCo, Inc.	1,328	182,069
		747,869
Food & Staples Retailing - 0.90%
Tesco PLC (v)	120,514	356,294

Personal Products - 1.04%
Unilever PLC (v)	6,856	412,057
TOTAL CONSUMER STAPLES		1,516,220

ENERGY - 8.09%
Energy Equipment & Services - 3.30%
Frank's International NV (a)	101,816	483,626
National Oilwell Varco, Inc.	38,669	819,783
		1,303,409
Oil, Gas & Consumable Fuels - 4.79%
Apache Corp.	9,202	235,571
Cairn Energy PLC (a) (v)	193,390	455,478
Kosmos Energy Ltd.	94,388	588,981
Marathon Oil Corp.	18,283	224,333
Royal Dutch Shell PLC - ADR	6,600	388,410
		1,892,773
TOTAL ENERGY		3,196,182

FINANCIALS - 30.89%
Banks - 17.29%
Barclays PLC (v)	364,576	671,728
BNP Paribas SA (v)	13,356	649,329
Citigroup, Inc.	5,604	387,124
Citizens Financial Group, Inc.	11,200	396,144
Credito Valtellinese SpA (a) (v)	5,351,369	364,529
ING Groep NV (v)	68,556	716,189
Royal Bank of Scotland Group PLC (v)	114,900	292,866
Societe Generale SA (v)	36,493	999,624
UniCredit SpA (v)	57,300	675,398
Wells Fargo & Company	33,230	1,676,121
		6,829,052

Capital Markets - 5.40%
Credit Suisse Group AG (a) (v)	56,564	691,954
The Goldman Sachs Group, Inc.	6,954	1,441,077
		2,133,031
Insurance - 8.20%
American International Group, Inc.	30,069	1,674,844
Tokio Marine Holdings, Inc. (v)	17,200	922,731
Zurich Insurance Group AG (v)	1,671	640,006
		3,237,581
TOTAL FINANCIALS		12,199,664

HEALTH CARE - 4.98%
Health Care Equipment & Supplies - 1.40%
Medtronic PLC	5,100	553,962

Health Care Providers & Services - 2.23%
Anthem, Inc.	2,215	531,821
UnitedHealth Group, Inc.	1,600	347,712
		879,533
Pharmaceuticals - 1.35%
GlaxoSmithKline PLC - ADR	12,519	534,311
TOTAL HEALTH CARE		1,967,806

INDUSTRIALS - 21.68%
Aerospace & Defense - 5.61%
Airbus SE (v)	2,700	350,538
BAE Systems PLC (v)	166,059	1,162,954
Embraer SA - ADR	40,753	702,989
		2,216,481
Air Freight & Logistics - 2.31%
Royal Mail PLC (v)	350,487	910,016

Building Products - 1.08%
Masonite International Corp. (a)	7,351	426,358

Industrial Conglomerates - 4.65%
General Electric Company	205,172	1,834,238

Machinery - 6.58%
CNH Industrial NV	105,682	1,072,672
Cummins, Inc.	3,829	622,864
Danieli & C Officine Meccaniche SpA (v)	54,560	585,360
Navistar International Corp. (a)	11,292	317,418
		2,598,314
Road & Rail - 1.45%
AMERCO	1,472	574,139
TOTAL INDUSTRIALS		8,559,546

INFORMATION TECHNOLOGY - 13.62%
Communications Equipment - 1.38%
Telefonaktiebolaget LM Ericsson - ADR	68,372	545,608

Electronic Equipment, Instruments & Components - 3.49%
Corning, Inc.	26,773	763,566
Hitachi Ltd. (v)	16,400	614,183
		1,377,749
Software - 6.21%
Microsoft Corp.	9,513	1,322,593
Oracle Corp.	20,475	1,126,739
		2,449,332
Technology Hardware, Storage & Peripherals - 2.54%
Hewlett Packard Enterprise Company	66,187	1,004,057
TOTAL INFORMATION TECHNOLOGY		5,376,746

REAL ESTATE - 2.57%
Equity Real Estate Investment Trusts - 2.57%
Seritage Growth Properties	23,843	1,013,089
TOTAL REAL ESTATE		1,013,089

Total common stocks (Cost $39,005,487)		38,958,952

Total long-term investments (Cost $39,005,487)		38,958,952

	Principal
SHORT-TERM INVESTMENTS - 1.00%	Amount
Time Deposits - 1.00%
Banco Santander SA, 1.25%, 10/01/2019 *	$393,807	393,807
Total short-term investments (Cost $393,807)		393,807

Total investments - 99.66% (Cost $39,399,294)		39,352,759

Other assets in excess of liabilities - 0.34%		134,189

Net assets - 100.00%		$39,486,948

(a)	-	Non-income producing security.
(v)	-
Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $13,223,515 which represented 33.49% of net assets.  See Security Valuation below.

ADR	-	American Depositary Receipt
*	-	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$25,735,437
Time Deposits	393,807
Level 2 --- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	1,186,481
Consumer Staples	1,334,151
Energy	455,478
Financials	6,624,354
Industrials	3,008,868
Information Technology	614,183
Level 3 --- Significant unobservable inputs	-

Total Investments	$39,352,759

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.